Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset	$ 24.7
Unremitted earnings from foreign subsidiaries	213.1	$ 222.1	$ 119.1
Tax recovery from share-based compensation			$ 2.8
Tax expense	$ 0.2
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax recovery from share-based compensation		$ 0.1